CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenues	$ 206,364	$ 207,473	$ 152,055	$ 145,481	$ 144,946	$ 150,571	$ 140,456	$ 146,101	$ 149,065	$ 146,822	$ 413,837	$ 295,517	$ 593,053	$ 582,444	$ 584,486
Costs and expenses
Cost of revenues (exclusive of depreciation and amortization)	127,222	127,023			109,375	113,238					254,245	222,614	440,071	439,794	436,059
Operating expenses	26,847	15,841			21,261	20,039					42,688	41,299	95,452	76,562	75,806
Research and Development	4,470	5,436									9,906		804	0	0
Depreciation	10,717	10,377			1,919	1,927					21,094	3,846	8,745	7,350	6,843
Amortization	20,772	20,655			2,769	2,354					41,427	5,123	14,199	9,588	9,796
Total costs and expenses	190,028	179,332			135,324	137,558					369,360	272,882	559,271	533,294	528,504
Operating income	16,336	28,141	376	10,771	9,622	13,013	11,196	11,420	13,633	12,901	44,477	22,635	33,782	49,150	55,982
Other expenses
Interest expense, net of interest income	24,958	25,655			2,083	1,546					50,613	3,629	10,756	10,265	15,519
Loss on extinguishment of debt	12,977	0									12,977		2,725
Total other expenses	37,935	25,655			2,083	1,546					63,590	3,629	13,481	10,265	15,519
(Loss) income from operations before tax	(21,599)	2,486			7,539	11,467					(19,113)	19,006	20,301	38,885	40,463
Income tax (benefit) expense	(8,858)	2,017			2,815	3,978					(6,841)	6,793	8,161	14,487	14,774
Net (loss) income	(12,741)	469	$ (5,749)	$ 5,676	4,724	7,489	$ 5,704	$ 5,782	$ 6,776	$ 6,136	(12,272)	12,213	12,140	24,398	25,689
Foreign currency translation	811	(873)			381	1					(62)	382	(1,258)	269	218
Comprehensive (loss) income	$ (11,930)	$ (404)			$ 5,105	$ 7,490					$ (12,334)	$ 12,595	$ 10,882	$ 24,667	$ 25,907
(Loss) earnings per share
Basic (in dollars per share)	$ (0.19)	$ 0.01	$ (0.09)	$ 0.09	$ 0.07	$ 0.11	$ 0.09	$ 0.09	$ 0.10	$ 0.09	$ (0.19)	$ 0.19	$ 0.18	$ 0.37	$ 0.39
Diluted (in dollars per share)	$ (0.19)	$ 0.01	$ (0.09)	$ 0.09	$ 0.07	$ 0.11	$ 0.08	$ 0.09	$ 0.10	$ 0.09	$ (0.19)	$ 0.18	$ 0.18	$ 0.36	$ 0.38
Weighted average common shares outstanding
Basic (in shares)	65,844	65,623	65,608	65,589	65,970	65,910	65,730	65,525	66,116	66,697	65,734	65,940	65,780	66,014	65,933
Diluted (in shares)	65,844	66,492	66,397	66,747	67,087	67,370	67,394	66,630	66,993	67,882	65,734	67,206	66,863	67,205	67,337